Condensed consolidated Statement of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	€ (3,734)	€ (2,839)
Adjusted for:
Equity settled share-based payments	762	438
Fair value movement in derivative financial instruments	(12)	(44)
Depreciation and amortisation	1,206	85
Finance costs / (income)	43	(72)
(Gain) / loss on sale of property, plant and equipment		(1)
Shares issued for services	52
Income tax (credit) / expense	(65)	76
Other income	(30)
Discount on convertible notes		83
Operating cash flows before working capital changes	(1,778)	(2,274)
Changes in working capital:
(Increase) / decrease in receivables	(1,741)	(705)
(Increase) / decrease in inventories	(55)	240
Increase / (decrease) in payables and accruals	1,481	1,141
Interest paid		(8)
Net cash used in operating activities	(2,093)	(1,606)
Cash flows from investing activities
Purchase of property, plant and equipment	(219)	(17)
Loans advanced	(85)
Payments to subsidiaries’ shareholders	(18)	(170)
Payments for acquisition costs	(236)
Net cash used in investing activities	(558)	(187)
Cash flows from financing activities
Proceeds from issuance of shares	232	253
Convertible note repayments	(83)	(51)
Proceeds from PIPE issuance	2,196
Proceeds from loans and borrowings		1,914
Payment of lease liabilities	(20)	(28)
Payments to subsidiaries		(159)
Shareholder loan (repayment) / proceeds	(4)
Net cash from financing activities	2,321	1,929
Net (decrease) / increase in cash and cash equivalents	(330)	136
Cash and cash equivalents at beginning of period	575	214
Effect of movements in exchange rates on cash held	21	(7)
Cash and cash equivalents at end of period	€ 266	€ 343